UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Giovine Capital Group LLC

Address:   1333 Second Street, Suite 650
           Santa Monica, CA 90401


Form 13F File Number: 02810343


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Ku
Title:  CFO
Phone:  310-587-2000

Signature,  Place,  and  Date  of  Signing:

/s/ John Ku                        Santa Monica, California           10/28/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              36

Form 13F Information Table Value Total:  $      395,372
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYS INC COM STK          COMMON STOCK   00724F101    10877   450000 SH       SOLE                 450000      0    0
ANADARKO PETE CORP COM STK     COMMON STOCK   032511107    10845   172000 SH       SOLE                 172000      0    0
APPLE INC COM STK              COMMON STOCK   37833100     19447    51000 SH       SOLE                  51000      0    0
CAMPBELL SOUP CO USD .0375 COM COMMON STOCK   134429109    12106   374000 SH       SOLE                 374000      0    0
CHUBB CORP COM STK             COMMON STOCK   171232101     4649    77500 SH       SOLE                  77500      0    0
CLOROX CO COM STK              COMMON STOCK   189054109    19899   300000 SH       SOLE                 300000      0    0
DEERE & CO COM                 COMMON STOCK   244199105    19616   303800 SH       SOLE                 303800      0    0
DOUGLAS EMMETT INC COM REIT    REITS/RICS     25960P109     6231   364400 SH       SOLE                 364400      0    0
E TRADE FINL CORP COM STK      COMMON STOCK   269246401    17974  1973000 SH       SOLE                1973000      0    0
EXXON MOBIL CORP COM STK       COMMON STOCK   30231G102     5883    81000 SH       SOLE                  81000      0    0
GENERAL MLS INC COM STK        COMMON STOCK   370334104     7695   200000 SH       SOLE                 200000      0    0
GULFPORT ENERGY CORP COM STK   COMMON STOCK   402635304     3656   151200 SH       SOLE                 151200      0    0
HEINZ H J CO COM STK           COMMON STOCK   423074103     8733   173000 SH       SOLE                 173000      0    0
JOHNSON & JOHNSON COM          COMMON STOCK   478160104    25865   406000 SH       SOLE                 406000      0    0
KANSAS CITY SOUTHN COM STK     COMMON STOCK   485170302     5496   110000 SH       SOLE                 110000      0    0
KIMBERLY-CLARK CORP COM STK    COMMON STOCK   494368103    14983   211000 SH       SOLE                 211000      0    0
KRAFT FOODS INC                COMMON STOCK   50075N104    17025   507000 SH       SOLE                 507000      0    0
LOCKHEED MARTIN CORP COM STK   COMMON STOCK   539830109    14848   204400 SH       SOLE                 204400      0    0
MCDONALDS CORP COM             COMMON STOCK   580135101    10389   118300 SH       SOLE                 118300      0    0
MOSAIC CMPANY                  COMMON STOCK   61945C103     5534   113000 SH       SOLE                 113000      0    0
PACCAR INC COM STK             COMMON STOCK   693718108    17164   507500 SH       SOLE                 507500      0    0
PEPSICO INC COM STK            COMMON STOCK   713448108    24977   403500 SH       SOLE                 403500      0    0
PHILIP MORRIS INTL             COMMON STOCK   718172109    15595   250000 SH       SOLE                 250000      0    0
PROCTER & GAMBLE CO COM        COMMON STOCK   742718109    14702   232700 SH       SOLE                 232700      0    0
QLIK TECHNOLOGIES IN C         COMMON STOCK   74733T105     3677   170000 SH       SOLE                 170000      0    0
REPUBLIC SVCS INC COM STK      COMMON STOCK   760759100     2806   100000 SH       SOLE                 100000      0    0
ROYAL DUTCH SHELL PL C ADR     ADRS STOCKS    780259206     2522    41000 SH       SOLE                  41000      0    0
SARA LEE CORP COM              COMMON STOCK   803111103     5723   350000 SH       SOLE                 350000      0    0
SEADRILL                       COMMON STOCK   G7945E105    22690   824200 SH       SOLE                 824200      0    0
SOURCEFIRE INC COM STK         COMMON STOCK   83616T108     2834   105900 SH       SOLE                 105900      0    0
STAR BULK CARRIERS CORP COM    COMMON STOCK   Y8162K105     4263  3305000 SH       SOLE                3305000      0    0
STEWART ENTERPRISES INC CL A C COMMON STOCK   860370105     6545  1100000 SH       SOLE                1100000      0    0
UNION PACIFIC CORP COM STK     COMMON STOCK   907818108      327     4000 SH       SOLE                   4000      0    0
UNITED PARCEL SERVIC E INC CL  COMMON STOCK   911312106    15977   253000 SH       SOLE                 253000      0    0
WAL-MART STORES INC COM STK    COMMON STOCK   931142103     3830    73800 SH       SOLE                  73800      0    0
WALGREEN CO COM STK            COMMON STOCK   931422109     9989   303700 SH       SOLE                 303700      0    0


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